Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Preferred shares, shares authorized	1,666,667	1,666,667
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Ordinary shares shares authorized	66,666,667	66,666,667
Ordinary shares, shares issued	52,419,109	52,419,109
Ordinary shares, shares outstanding	52,419,109	52,419,109
Class C Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Ordinary shares shares authorized	8,333,333	8,333,333
Ordinary shares, shares issued	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415